Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 493		¥ 571		¥ 541
Charged to costs or expenses, or charge-off	(69)		(44)		53
Others	(42)	[1]	(34)	[1]	(23)	[1]
Balance at end of year	¥ 382		¥ 493		¥ 571

[1]	Others consist mainly of foreign currency translation adjustments and business acquisitions during the year.